Revenues	6 Months Ended
Jun. 30, 2023
Revenues
Revenues

3. Revenues

The following table shows the net revenues earned from time and voyage charters contracts for the six-month periods ended June 30, 2023, and 2022:

	For the six-month periods ended June 30,
	2023	2022
Time charters (operating leases)	$163,524	$139,182
Voyage charters	6,027	8,134
Total	$169,551	$147,316

As of June 30, 2023, 22 out of 23, of the Partnership’s vessels were employed under time charter agreements with remaining tenor ranging between 1.5 and 9.7 years, while one vessel was employed under a voyage charter. From these time charter agreements 15 include extensions in charterers’ option that range between 2.3 to 9.2 years.

As of June 30, 2023, there are expenses relating to contract fulfilment costs, amounting to $102, that were incurred between the contract date and the date of the vessel’s arrival to the load port, included in prepayments and other assets. As of June 30, 2023, the aggregate amount of the transaction price allocated to the remaining performance obligation relating to the Partnership’s voyage charter is $643 and the entity will recognize this revenue over the time of the voyage until its completion which is during the third quarter of 2023.